COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)		1 Months Ended							12 Months Ended
	Aug. 08, 2017	May 31, 2017	Oct. 25, 2016	Jun. 30, 2016	May 31, 2016	Dec. 31, 2015	Jan. 31, 2015	Sep. 30, 2014	Dec. 31, 2017	Dec. 31, 2016	Sep. 30, 2017	Jun. 21, 2016
Operating lease periodic payment							$ 709
Frequency of periodic payment							Monthly
Operating lease rental expense									$ 8,502	$ 4,960
Operating lease expiration date							May 31, 2017
Lease agreement description

The Company has negotiated and entered into a two-year amendment to that lease that commenced as of June 1, 2017 through May 31, 2019. The monthly rate from June 1, 2017 through May 31, 2018 is $709 per month and increases to $730 per month from June 1, 2018 through May 31, 2019.

Decahedron [Member]
Operating lease periodic payment			$ 2,470
Operating lease rental expense									$ 27,180
Operating lease expiration date			Oct. 24, 2021
Private Placement [Member]
Commitments and contingencies description

(1) a cash commission of 6% of the total gross proceeds for two named investors (2) a cash commission of 4% of total gross proceeds from five named investors and (3) excluding the five named investors in “(2)” a cash commission equal to 8% of the total gross proceeds from the Offering and the issuance to the Agent or its designees of warrants covering 8% of the shares of common stock issued or issuable by the Company in the Offering. Additionally, the Agent will receive a cash fee of 8% payable within 5 business days, but only in the event of, the receipt by the Company of any cash proceeds from the exercise of any warrants with an expiration equal to or less than 24 months sold in the Offering

SkyPharm [Member]
Operating lease periodic payment		$ 1,250						$ 4,802
Frequency of periodic payment		Monthly						Monthly
Term of operating lease								6 years
SkyPharm [Member] | Additional space [Member]
Operating lease periodic payment				$ 2,021	$ 886
Frequency of periodic payment				Monthly	Monthly
SkyPharm [Member] | First Floor [Member]
Operating lease periodic payment						$ 886
Frequency of periodic payment						Monthly
SkyPharm [Member] | MediHelm S.A. [Member]
Operating lease rental expense									116,400	89,323
Total monthly operating lease amount										8,758
CC Pharma GmbH [Member]
Non-refundable fee												$ 454,800
Expense paid										454,800
Anastasios Tsekas and Olga Parthenea Georgatsou [Member] | Intellectual property sale agreement [Member] | On October 1, 2016 [Member]
Operating lease periodic payment									$ 1,500
Common stock shares reserved									200,000
Anastasios Tsekas and Olga Parthenea Georgatsou [Member] | Intellectual property sale agreement [Member] | On October 1, 2016 [Member] | Conclusion of Preclinical Trials [Member]
Common stock shares reserved									50,000
Anastasios Tsekas and Olga Parthenea Georgatsou [Member] | Intellectual property sale agreement [Member] | On October 1, 2016 [Member] | conclusion of Phase I testing [Member]
Common stock shares reserved									50,000
Anastasios Tsekas and Olga Parthenea Georgatsou [Member] | Intellectual property sale agreement [Member] | On October 1, 2016 [Member] | Conclusion of Phase II testing [Member]
Common stock shares reserved											50,000
Anastasios Tsekas and Olga Parthenea Georgatsou [Member] | Intellectual property sale agreement [Member] | On October 1, 2016 [Member] | Conclusion of Phase III testing [Member]
Common stock shares reserved									50,000
Amplerissimo [Member]
Operating lease periodic payment									$ 124
Frequency of periodic payment									Monthly
Operating lease rental expense									$ 1,492	$ 1,462
Operating lease renewal date									Jul. 31, 2018